PROPERTY AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment [Line Items]
Depreciation and Amortization expenses	$ 670,000	$ 767,000